Taxation - Schedule of Components of Income Tax Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax expense			$ 7,243	$ 151,153	$ 672,205
Deferred income tax expense				(1,853,280)	(38,890)
Income tax benefit, total		$ 1,834,911	$ 7,243	$ (1,702,127)	$ 633,315